Income Taxes (Details Textual) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Jan. 31, 2016
Income Taxes (Textual)
Tax expense		$ 6.6
Tax rate, description	The Tax Reform Act significantly revised the U.S. corporate income tax regime by, among other things, lowering the U.S. corporate tax rate from 35% to 21% effective January 1, 2018.
Federal [Member]
Income Taxes (Textual)
Federal net operating losses			$ 42.3	$ 24.8
Taxable income, expirations, description			Begin to expire in 2031 through 2036.	Begin to expire in 2031 through 2036.
State [Member]
Income Taxes (Textual)
State net operating losses			$ 32.8	$ 17.3
Taxable income, expirations, description			Begin to expire in 2025 through 2036.	Begin to expire in 2025 through 2036.
Ampio Pharmaceuticals, Inc. [Member]
Income Taxes (Textual)
Ownership interest, percentage					80.00%
Net operating loss carryforwards					$ 4.5